Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Government assistance	$ 2.6	$ 0.4
Depreciation on property plant and equipment included in cost of sales	352.8	333.2
Cost of sales [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on property plant and equipment included in cost of sales	$ 277.8	$ 258.7